Share-based payments - Key assumptions of the restricted share units (Details) - Restricted Share Units Scheme - Monte carlo method	Jul. 02, 2020	Apr. 02, 2020	Jan. 02, 2020	Sep. 10, 2019
Disclosure of terms and conditions of share-based payment arrangement
Discount rate				15.00%
Risk-free interest rate	3.00%	2.00%	3.00%	3.00%
Volatility	49.00%	46.00%	43.00%	44.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%